Asset Retirement Obligations (Changes In Asset Retirement Obligation Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligations [Abstract]
Asset retirement obligation as of beginning of period	$ 63,831	$ 44,696
Additional obligations	8,373	6,399
Estimated obligations assumed in Cardpoint acquisition	6,097	18,494
Purchase price adjustment	(6,653)
Accretion expense	2,559	2,777
Change in estimates	(13,534)	(6,477)
Payments	(3,702)	(2,495)
Foreign currency translation adjustments	(1,835)	437
Asset retirement obligation as of end of period	55,136	63,831
Asset retirement obligation, current	3,097	3,166
Asset retirement obligation, excluding current portion	$ 52,039	$ 60,665